Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	[1],[2],[3]	$ 133,496	$ 73,291	$ 95,427	$ 57,205	$ 359,419
Dead Sea [Member]
Total	[1],[2],[3]	76,514	63,196	55,923	44,751	240,384
Rotem Mines [Member]
Total	[1],[2],[3]	14,438	3,914	32,537		50,889
Boulby [Member]
Total	[1],[2],[3]	2,972	1,161	112		4,245
Cabanassas [Member]
Total	[1],[2],[3]	1,127	210	2,800	$ 12,454	16,591
Haikou [Member]
Total	[1],[2],[3]	$ 38,446	$ 4,810	$ 4,055		$ 47,311

[1]	All payments are reported in US dollars (USD) which is the reporting currency of the consolidated financial statements of ICL. Payments in England, Spain and China were made in GBP, Euro and RMB, respectively, and translated using the relevant average annual rate of USD.
[2]	Method of extraction - Dead Sea: evaporation ponds; Rotem and Haikou Mines: Open pits; Boulby and Cabanassas: underground mines.
[3]	Resource subject of commercial development - Dead Sea: potash, magnesium and bromine; Rotem Mines: phosphate; Boulby: polyhalite; Cabanassas: potash; Haikou: phosphate.